Leases (Details) - Schedule of Minimum Lease Payments $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Minimum Lease Payments [Abstract]
The remainder of 2024	$ 481
2025	958
2026	919
2027	455
Total undiscounted lease payments	2,813
Less - imputed interest	(346)
Present value of lease liabilities	$ 2,467